Discontinued Operations (Results of Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Total revenues, less transaction-based expenses		$ 347	$ 76
Compensation and benefits		105	29
Technology and communication		31	6
Professional services		31	6
Rent and occupancy		12	4
Acquisition-related transaction and integration costs		103	22
Selling, general, administrative		16	4
Depreciation and amortization		16	5
Total operating expenses		314	76
Operating income		33	0
Other income, net		5	(4)
Income tax expense		27	46
Income from discontinued operations, net of tax	$ 0	$ 11	$ (50)